Commitments and contingencies - Legal contingency (Details) ¥ in Thousands, $ in Thousands	Jul. 01, 2015 USD ($)	Jul. 01, 2015 CNY (¥)	Nov. 05, 2013 CNY (¥)	Dec. 31, 2015 USD ($) item	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)
Capital Commitments
Legal contingency
Capital commitments contracted				$ 1,749	¥ 11,331	¥ 29,786
Capital Commitments | Investees
Legal contingency
Number of investees that the entity has unconditional capital commitments obligations | item				3	3
Capital Commitments | Investees | Maximum
Legal contingency
Capital commitments contracted				$ 3,094	¥ 20,045
Value Added Tax Pilot Program
Legal contingency
Maximum estimated amount for reasonably possible contingency				$ 1,111	¥ 7,197
Distribution Agreement
Legal contingency
Amount of damages sought | ¥			¥ 140,700
Amount of credit made to TSP's advertisement account	$ 21,209	¥ 137,385